COMMON STOCK - Textual information (Details) - Common Stock - £ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of shares issued [abstract]
Par value per share	£ 0.001	£ 0.001
Common stock
Number of shares issued [abstract]
Issued and fully paid (in shares)		303,435,997
Issued in the period (in shares)	164,646,338
Total number of shares issued (in shares)	468,082,335
Par value per share	£ 0.001